3. MATERIAL ACCOUNTING POLICIES: Revenue Recognition (Policies)	12 Months Ended
Dec. 31, 2025
Policies
Revenue Recognition

Revenue Recognition

Sale of Software Licenses

The software license at the customer’s site is sold as a one-time perpetual license. The software license sales are recognized as revenue when a fixed fee order has been received, and delivery has occurred to the customer. Revenue is recognized generally upon customer acceptance (point-in-time) of the software product and verification that it meets the required specifications. Software is delivered to customers electronically.

Software as a service

Software as a service includes revenue from software licensing and delivery in which software is licensed on a subscription basis and is centrally hosted. These services often include software updates which provide customers with rights to unspecified software product upgrades and maintenance releases and patches released during the term of the support period. Contracts for these services are generally 12-36 months in length. Revenue is recognized ratably and evenly over the term of the agreement.

Maintenance and support services

The Company sells maintenance and support services which include access to technical support personnel for software and hardware troubleshooting and monitoring of the health of a customer’s network, access to a sophisticated web-portal for managing the end-to-end hardware and software digital ecosystem, and hosting support services through our network operations center, or NOC. These services provide either physical or automated remote monitoring which support customer networks 7 days a week, 24 hours a day.

These contracts are generally 12-36 months in length and generally automatically renewed for additional 12-month periods unless cancelled by the customer. Rates for maintenance and support contracts are typically established based upon a fee per location or fee per device structure, with total fees subject to the number of services selected. Revenue is recognized ratably and evenly over the term of the agreement.

IFRS 15 – Revenue from Contracts with Customers for the Survey business

Revenue Recognition

DaaS offices are being equipped with drones, training, and are hiring drone pilots. A tech platform for data analysis and 3D data plotting is being built, and a team of centralized specialized drone data analysts are being hired to integrate the same with the survey business. The survey businesses typically earn revenue on contract basis with payment made at the end of the project. Some projects or customers may require upfront payment; however, the amount may vary and depends on the newness of the customer and the size of the project. As such, there are few significant payments that need to be deferred. The payments cover the invoiced amount that the survey companies bill, for the most part, and the work performed is documented and described on the invoice. Any changes to the original scope of the project are documented as well.

The revenue recognition process under IFRS 15 involves five key steps:

The Company performs the following five steps in order to recognize revenue: (1) defining and identifying the contract(s) with a customer and how to account for a change order and other modifications; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; and (5) recognize revenue when (or as) the entity satisfies a performance obligation.

The table below details the revenue breakdown for our companies by product type and geographical location for the years ended December 31, 2025, and 2024.

	Year Ended ($)	Year Ended ($)
Revenue by Geographical Region	12/31/2025	12/31/2024
Survey Business:
Acquisitions 2025 – Canada	240	-
Acquisitions 2025 – United Kingdom	122,060	-
Acquisitions 2025 – USA	9,983,434	-
Total DaaS Revenue by Geographical Region	10,105,734	-
Software as a Service:
PacePlus, Interactive, all others – USA	2,745,745	1,945,661
WorkAware – Canada	9,325	14,372
TillerStack – Germany	-	3,572
Othership – United Kingdom	51,918	-
Total SaaS Revenue by Geographical Region	2,806,988	1,963,605
Total Revenue	12,912,722	1,963,605

ZenaTech did not have any major customers according to IFRS 8 paragraph 34 for the year ended December 31, 2025.

The Company had three major customers according to IFRS 8 paragraph 34 for the year ended December 31, 2024. These customers were Wisconsin Crime Information Bureau with 14% revenue, Liquid PC, Inc. with 15% revenue and Unisys – GA with 27% of revenue.